Off-balance sheet accounts (Tables)	12 Months Ended
Dec. 31, 2021
Off Balance Sheet Accounts [Abstract]
Summary Of Off Balance Sheet Accounts
(a)	The table below presents the components of this caption:

	2021	2020
	S/(000)	S/(000)
Contingent credits - indirect loans (b), Note 6(a)
Guarantees and stand-by letters	4,150,093	4,445,059
Import and export letters of credit	290,365	166,872

	4,440,458	4,611,931

Derivatives
Held for trading: Note 10(b)
Forward foreign currency agreements, see Note 30.2(b)(i):
Forward currency agreements – purchase	3,925,457	2,317,124
Forward currency agreements – sale	4,390,342	947,251
Forward foreign currency agreements in other currencies	316,031	396,663
Foreign currency options	1,816	22,700
Swap agreements, see Note 30.2(b)(ii):
Currency swaps: Foreign currency delivery / receipt in Soles	995,650	1,128,299
Currency swaps: Soles delivery / receipt in foreign currency	3,166,675	1,392,459
Cross currency swaps	234,667	213,125
Interest rate swaps	2,969,027	4,382,535
Designated as hedges: Note 10(b)
Cash flows:
Cross currency swaps	2,357,967	2,140,011

	18,357,632	12,940,167

Responsibilities for credit lines granted (cancellable) (c)	11,213,104	8,843,150
Responsibilities for credit lines – commercial and others (d)	969,113	1,110,408

Total	34,980,307	27,505,656

(b)
In the normal course of its operations, the Group performs contingent operations (indirect loans). These transactions expose the Group to additional credit risks to the amounts recognized in the consolidated statement of financial position.

The Group applies the same credit policies for granting and evaluating the provisions required for direct loans when performing contingent operations (see Note 6(a)), including obtaining guarantees when deemed necessary. Guarantees vary and include deposits in financial institutions or other assets.
Taking into account that most of the contingent operations are expected to expire without the Group having to disburse cash, the total committed amounts do not necessarily represent future cash requirements.

(c)	Responsibilities under credit lines agreements include consumer credit lines and other consumer loans that are cancellable by the Bank.

(d)
Corresponds to commitments of disbursement of future loans that Interbank has committed to carry out, provided that the borrower complies with the obligations under the corresponding loan agreements. However, they may be cancelled by Interbank.